Schedule of aging of trade receivables (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current	$ 31,894,090	$ 30,034,661
Expected credit loss provision	(300,735)	(58,472)
Net trade receivables	31,593,355	29,976,189
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Trade receivables	26,077,091	26,263,555
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Trade receivables	1,455,672	685,112
Later than two month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade receivables	1,803,214	868,473
Greater than three months [member]
IfrsStatementLineItems [Line Items]
Trade receivables	$ 2,558,113	$ 2,217,521